Additional Information Required by the Argentine Central Bank - Schedule of Plan for Distribution of Profit (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Distribution of profits [abstract]
Share Capital	$ 1,426,765	$ 1,426,765	$ 1,300,265
Percentage of share capital	140.1773%